Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Recovery
Income tax recovery varies from the amounts that would be computed by applying the expected U.S. federal income tax rate (21%) as shown in the following table:

	December 31,
	2022	2021

Statutory federal income tax rate	(21.0)%	(21.0)%
Stock-based compensation	2.2	2.0
Change in valuation allowance	21.4	21.2
Tax credits	(2.6)	(2.2)

Income tax recovery	—%	—%

Schedule of Net (Loss) Income Before Taxes

Net loss before taxes (in thousands):	Years Ended December 31,
	2022	2021

U.S.	(57,578)	(60,692)

Total	$(57,578)	$(60,692)

Components of Deferred Income Tax Assets
Deferred income tax assets and liabilities result from the temporary differences between the amount of assets and liabilities recognized for financial statement and income tax purposes. The significant components of the deferred income tax assets are as follows (in thousands):

	December 31,
	2022	2021

Deferred tax assets:
U.S. net operating losses	$26,362	$22,863
Research and development deductions and credits	3,931	2,414
Intangibles	446	457
Lease liability	2,456	2,701
Stock-based compensation	2,274	1,695
Capitalized research and development	6,920	—
Other	168	186

Total deferred tax assets:	42,557	30,316
Deferred income tax liabilities
Right-of-use assets	2,040	2,261
Other	410	287

Total deferred tax liabilities	2,450	2,548

Net deferred income tax assets	40,107	27,768
Less: valuation allowance	(40,107)	(27,768)

Deferred tax assets, net of valuation allowance	$—	$—